Condensed Consolidated Statement of Stockholders Equity (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock	Dec. 31, 2010 Common Stock	Aug. 31, 2010 Common Stock
Share Price				$ 100
Price Per Share of Common Stock Issued		$ 2.60	$ 4.68
Price Per Share Of Common Stock, Conversion of Debt			$ 2.96
Price Per Share, Exercise of Employee Stock Options		$ 2.37	$ 2.37
Price Per Share of Common Stock Issued, Non Controlling Interest	$ 45.60
Sale of Stock, Price Per Share					$ 100.00	$ 14.00	$ 14.00
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs		$ 29.2